Financing with a financial institution (Details) $ in Thousands		12 Months Ended
	Jul. 24, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jul. 24, 2020 USD ($)
Debt Instrument
Derivative liabilities - Fair value of the Option	¥ 15,436,000
Change in fair value of option and embedded conversion feature		¥ 79,386,000	$ 12,457	¥ 5,216,000
Percentage of discounted price for convertible instrument	80.00%
Derivative liabilities - Embedded conversion feature	¥ 2,071,000
Option
Debt Instrument
Option term	24 months
Derivative liabilities - Fair value of the Option	¥ 15,400,000	0
Change in fair value of option and embedded conversion feature		¥ 10,300,000
Convertible Notes
Debt Instrument
Principal amount | $					$ 27,000
Interest rate per annum	7.00%				7.00%
Maturity term	24 months
Derivative liabilities - Embedded conversion feature	¥ 2,100,000
Loan
Debt Instrument
Principal amount | $					$ 13,000
Interest rate per annum	7.50%				7.50%
Maturity term	24 months
Interest rate of the required to be paid periodically	7.00%
Frequency of periodic payment	annually
Interest rate applied at the final payment.	0.50%
Term when final interest payment is applied	24 months